Earnings per Share	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Earnings Per Share [Abstract]
Earnings per Share

Note 10. Earnings per Share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the periods indicated (in thousands, except per share amounts):

For the Three
Months Ended
March 31,
2015
Numerator:
Net income (loss) available to common stockholders	$45,615

Denominator:
Weighted average common shares outstanding	190,705

Basic EPS	$0.24
Diluted EPS (1)	$0.24

(1)

The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The two-class method was more dilutive for the period presented. Under the treasury stock method, 151,123 incremental shares were included in the diluted EPS computation.

Note 10. Earnings per Share

The following sets forth the calculation of earnings (loss) per share, or EPS, for the period indicated (in thousands, except per share amounts):

For the Year Ended December 31,
2014
Numerator:
Net income (loss) available to common stockholders	$(784,581)

Denominator:
Weighted average common shares outstanding	192,498

Basic EPS	$(4.08)
Diluted EPS (1)	$(4.08)

(1)

The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the year ending December 31, 2014. There were 202,623 incremental shares excluded from the computation of diluted EPS for the year ending December 31, 2014.

Our supplemental basic and diluted EPS includes earnings allocated to both previous owners and MRD LLC members for the period presented due to common control considerations. The following sets forth the calculation of our supplemental EPS, for the period indicated (in thousands, except per share amounts):

For the Year Ended December 31,
2014
Numerator:
Net income (loss) attributable to Memorial Resource Development Corp.	$(762,851)

Denominator:
Weighted average common shares outstanding	192,498

Basic EPS	$(3.96)
Diluted EPS (1)	$(3.96)

(1)

The Company determines the more dilutive of either the two-class method or the treasury stock method for diluted EPS. The restricted common shares were antidilutive due to net losses and excluded from the diluted EPS calculation for the year ending December 31, 2014. There were 202,623 incremental shares excluded from the computation of diluted EPS for the year ending December 31, 2014.